Leases - Supplemental balance sheet information related to operating leases (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Supplemental balance sheet information related to operating leases
Right-of-use assets under operating leases	$ 953,209	$ 776,665
Operating lease liabilities, current	216,288	155,532
Operating lease liabilities, non-current	776,327	605,793
Total operating lease liabilities	$ 992,615	$ 761,325